Income tax (Schedule of Expiring Dates for Tax Losses) (Details)	Dec. 31, 2020 USD ($)
2021
Disclosure Of Income tax [Line Items]
Taxable losses	$ 318,000
Later than one year and not later than two years [member]
Disclosure Of Income tax [Line Items]
Taxable losses	788,000
2022
Disclosure Of Income tax [Line Items]
Taxable losses	2,094,000
2024
Disclosure Of Income tax [Line Items]
Taxable losses	10,028,000
2025
Disclosure Of Income tax [Line Items]
Taxable losses	$ 7,506,000